Key management compensation and related parties - Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net revenue	R$ (4,532)
Interest on lease	(28,246)	R$ (16,008)	R$ (15,085)
Financial income	64,566	45,520	36,558
Prepaid expenses	20,010	34,957
General and administrative expenses	179,335	89,344	73,852
Other income (expenses), net	(2,320)	65	512
Right-of-use assets	350,393	136,104	127,921	R$ 88,534
Short-term investments	26,389	253,042
Lease liabilities	323,339	161,532	R$ 149,353	R$ 103,188
CESUTEC - Centro De Ensino Sistematizado e Tecnologia da Educacao
Disclosure of transactions between related parties [line items]
Net revenue	(2,019)
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Disclosure of transactions between related parties [line items]
Depreciation expense	(5,054)
Interest on lease	(13,061)
Right-of-use assets	160,230
Lease liabilities	165,089
WM Administracao e Participacoes Ltda
Disclosure of transactions between related parties [line items]
Net revenue	(1,755)
Depreciation expense	(255)
Interest on lease	(268)
Right-of-use assets	2,845
Lease liabilities	2,942
PL Administracao e Participacoes Ltda
Disclosure of transactions between related parties [line items]
Net revenue	(758)
Austral Seguradora S/A
Disclosure of transactions between related parties [line items]
Prepaid expenses		152
General and administrative expenses	(152)	(228)
FI Vinci Renda Fixa Crdito Privado
Disclosure of transactions between related parties [line items]
Financial income		228
ICETI - Instituto Cesumar de Cincia, Tecnologia e Inovao
Disclosure of transactions between related parties [line items]
Other income (expenses), net	(3,340)
Kloch Advocacia
Disclosure of transactions between related parties [line items]
General and administrative expenses	R$ (54)	R$ (162)